Note 17 - Subsequent Events - 10Q (Detail) (USD $)						4 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Apr. 30, 2012	Sep. 30, 2011	Jan. 14, 2013 Subsequent Event [Member] Cancelled [Member]	Jan. 24, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Jan. 24, 2013 Subsequent Event [Member] Series B Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Jan. 30, 2013 Subsequent Event [Member]	Jan. 25, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member]	Jan. 14, 2013 Subsequent Event [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]
Common Stock, Shares, Issued	26,567,193	26,555,572		20,446,704							10,000,000	29,450,000	9,416,691
Common Stock, Value, Issued (in Dollars)	$ 531,000	$ 531,000		$ 409,000								$ 8,800,000
Repayments of Other Long-term Debt (in Dollars)									88,000
Repayments of Other Debt (in Dollars)										880,000
Conversion of Stock, Shares Converted						34,169
Conversion of Stock, Shares Issued							60,000
Convertible Debt (in Dollars)											5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,820,000	17,426,187									12,951,196	3,416,691
Warrants and Rights Outstanding (in Dollars)			10,000,000											1,990,505
Loss Contingency, Damages Paid, Value (in Dollars)								1,375,000
Loss Contingency, Damages Awarded, Value (in Dollars)								225,000
Convertible Preferred Stock, Shares Issued upon Conversion								600,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount (in Dollars)								$ 168,000